Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Payables [Line Items]
Interest expenses	$ 5,540	$ 2,520
Minimum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	3.00%
Maximum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	6.00%